CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
CONTRACT LIABILITIES
CONTRACT LIABILITIES

18.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2021	2022
Advances from customers for Mobile	4,155	3,577
Advances from customers for WIB	1,138	1,188
Advances from customers for Enterprise	1,161	1,126
Advances from customers for Consumer	185	233
Others (each below Rp100 billion)	156	171
Total	6,795	6,295

b.	Non-Current

	2021	2022
Advances from customers for Consumer	787	844
Advances from customers for WIB	457	700
Advances from customers for Enterprise	39	17
Total	1,283	1,561

Contract liabilities at the beginning period which were recognized as revenue in 2021 and 2022 amounted to Rp7,832 billion and Rp6,795 billion, respectively.

Refer to Note 31 for details of related party transactions.